Quarterly Holdings Report
for

Fidelity® OTC Portfolio

April 30, 2019

OTC-QTLY-0619
1.800345.115

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 21.6%
Entertainment - 2.5%
Activision Blizzard, Inc.	2,858,309	$137,799
Electronic Arts, Inc. (a)	2,600	246
NetEase, Inc. ADR	331,640	94,362
Netflix, Inc. (a)	552,860	204,857
Nintendo Co. Ltd. ADR (b)	848,000	36,532
Take-Two Interactive Software, Inc. (a)	327,270	31,690
		505,486
Interactive Media & Services - 18.2%
58.com, Inc. ADR (a)	11,300	811
Alphabet, Inc.:
Class A (a)	1,228,227	1,472,595
Class C (a)	432,969	514,575
ANGI Homeservices, Inc. Class A (a)	5,291,608	91,968
CarGurus, Inc. Class A (a)	2,032,649	82,810
Eventbrite, Inc.	25,200	630
Facebook, Inc. Class A (a)	5,807,314	1,123,135
IAC/InterActiveCorp (a)	289,325	65,052
Match Group, Inc. (b)	301,900	18,235
Pinterest, Inc.	46,430	1,295
Tencent Holdings Ltd.	1,478,000	72,847
Tencent Holdings Ltd. sponsored ADR	2,094,300	103,123
Twitter, Inc. (a)	2,934,000	117,096
		3,664,172
Media - 0.9%
Charter Communications, Inc. Class A (a)	478,500	177,614
Turn, Inc. (Escrow) (a)(c)(d)	1,199,041	797
		178,411
Wireless Telecommunication Services - 0.0%
Boingo Wireless, Inc. (a)	186,800	4,248

TOTAL COMMUNICATION SERVICES		4,352,317

CONSUMER DISCRETIONARY - 15.7%
Automobiles - 0.0%
Tesla, Inc. (a)(b)	921	220
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. (a)	114,500	5,647
Weight Watchers International, Inc. (a)(b)	193,100	3,943
		9,590
Hotels, Restaurants & Leisure - 1.9%
Caesars Entertainment Corp. (a)	307,800	2,881
Del Frisco's Restaurant Group, Inc. (a)	1,176,500	7,883
Domino's Pizza, Inc.	115,100	31,144
Eldorado Resorts, Inc. (a)	351,955	17,376
Hilton Grand Vacations, Inc. (a)	493,800	15,821
Hilton Worldwide Holdings, Inc.	7,300	635
Marriott International, Inc. Class A	766,100	104,511
Marriott Vacations Worldwide Corp.	26,700	2,820
Planet Fitness, Inc. (a)	1,884,900	142,687
Restaurant Brands International, Inc.	67,300	4,393
Royal Caribbean Cruises Ltd.	137,300	16,605
Texas Roadhouse, Inc. Class A	127,300	6,875
U.S. Foods Holding Corp. (a)	1,064,200	38,897
		392,528
Internet & Direct Marketing Retail - 9.3%
Amazon.com, Inc. (a)	638,908	1,230,869
Ctrip.com International Ltd. ADR (a)	473,500	20,858
eBay, Inc.	2,269,500	87,943
Meituan Dianping Class B	10,294,700	74,801
MercadoLibre, Inc. (a)	301,500	145,968
The Booking Holdings, Inc. (a)	102,860	190,804
Yahoo!, Inc. (a)	1,751,800	132,068
		1,883,311
Multiline Retail - 1.0%
Avenue Supermarts Ltd. (a)(e)	101,832	1,894
Dollar General Corp.	80,700	10,175
Dollar Tree, Inc. (a)	1,634,300	181,865
		193,934
Specialty Retail - 2.3%
Best Buy Co., Inc.	862,600	64,186
Burlington Stores, Inc. (a)	278,400	47,025
Five Below, Inc. (a)	385,500	56,433
Lowe's Companies, Inc.	735,800	83,248
Ross Stores, Inc.	1,137,400	111,078
Tiffany & Co., Inc.	360,600	38,880
Ulta Beauty, Inc. (a)	152,910	53,363
		454,213
Textiles, Apparel & Luxury Goods - 1.1%
G-III Apparel Group Ltd. (a)	189,900	8,194
lululemon athletica, Inc. (a)	1,026,874	181,089
LVMH Moet Hennessy - Louis Vuitton SA	5,727	2,249
PVH Corp.	240,700	31,048
VF Corp.	45,900	4,333
		226,913

TOTAL CONSUMER DISCRETIONARY		3,160,709

CONSUMER STAPLES - 4.8%
Beverages - 2.3%
Diageo PLC	2,351,946	99,153
Fever-Tree Drinks PLC	2,332,996	95,648
Keurig Dr. Pepper, Inc.	2,160,500	62,806
Kweichow Moutai Co. Ltd. (A Shares)	497,475	71,945
Monster Beverage Corp. (a)	1,028,540	61,301
PepsiCo, Inc.	633,400	81,107
		471,960
Food & Staples Retailing - 1.8%
BJ's Wholesale Club Holdings, Inc.	2,080,167	58,973
Costco Wholesale Corp.	1,051,883	258,269
Performance Food Group Co. (a)	1,067,600	43,718
		360,960
Food Products - 0.4%
Darling International, Inc. (a)	414,800	9,047
Mondelez International, Inc.	827,152	42,061
The Kraft Heinz Co.	588,700	19,568
		70,676
Personal Products - 0.3%
Coty, Inc. Class A(b)	6,312,600	68,302

TOTAL CONSUMER STAPLES		971,898

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Cenovus Energy, Inc. (Canada)	185,000	1,834
Centennial Resource Development, Inc. Class A (a)	995,300	10,481
Delek U.S. Holdings, Inc.	74,600	2,765
EOG Resources, Inc.	15,300	1,470
Reliance Industries Ltd.	2,368,273	47,361
		63,911
FINANCIALS - 3.8%
Banks - 1.0%
Bank of America Corp.	622,500	19,036
Citigroup, Inc.	288,300	20,383
Cullen/Frost Bankers, Inc.	79,300	8,064
Huntington Bancshares, Inc.	7,409,600	103,142
Investors Bancorp, Inc.	1,829,000	21,491
PacWest Bancorp	534,900	21,155
		193,271
Capital Markets - 2.3%
BlackRock, Inc. Class A	44,200	21,448
Cboe Global Markets, Inc.	672,900	68,373
Charles Schwab Corp.	1,051,100	48,119
CME Group, Inc.	561,600	100,470
E*TRADE Financial Corp.	508,420	25,757
Monex Group, Inc.	585,000	1,775
Morgan Stanley	163,600	7,894
Northern Trust Corp.	753,500	74,257
TD Ameritrade Holding Corp.	2,061,000	108,367
Virtu Financial, Inc. Class A	375,800	9,237
		465,697
Consumer Finance - 0.5%
Capital One Financial Corp.	1,066,000	98,957

TOTAL FINANCIALS		757,925

HEALTH CARE - 7.5%
Biotechnology - 5.2%
Acceleron Pharma, Inc. (a)	312,800	12,740
Agios Pharmaceuticals, Inc. (a)	482,335	26,972
Alexion Pharmaceuticals, Inc. (a)	1,440,389	196,080
Allakos, Inc. (a)	58,200	2,282
Alnylam Pharmaceuticals, Inc. (a)	270,200	24,140
Amgen, Inc.	1,123,734	201,508
AnaptysBio, Inc. (a)	98,700	7,177
Array BioPharma, Inc. (a)	1,655,700	37,435
Audentes Therapeutics, Inc. (a)	48,300	1,825
bluebird bio, Inc. (a)	379,726	53,857
Blueprint Medicines Corp. (a)	148,000	11,190
Celgene Corp. (a)	222,000	21,015
Cellectis SA sponsored ADR (a)	392,100	7,740
Chimerix, Inc. (a)	51,300	139
Crinetics Pharmaceuticals, Inc. (a)	93,000	2,413
DBV Technologies SA sponsored ADR (a)(b)	1,038,200	10,122
Deciphera Pharmaceuticals, Inc. (a)(b)	49,500	1,139
FibroGen, Inc. (a)	190,200	8,888
GenSight Biologics SA (a)(b)(e)	237,548	483
Global Blood Therapeutics, Inc. (a)	194,271	10,763
Heron Therapeutics, Inc. (a)	1,803,115	39,092
Intercept Pharmaceuticals, Inc. (a)	406,919	35,068
Ionis Pharmaceuticals, Inc. (a)	417,902	31,063
Moderna, Inc.	750,320	18,554
Neurocrine Biosciences, Inc. (a)	743,400	53,703
Regeneron Pharmaceuticals, Inc. (a)	30,800	10,569
Sage Therapeutics, Inc. (a)	230,975	38,857
Sarepta Therapeutics, Inc. (a)	281,900	32,965
Scholar Rock Holding Corp.	117,600	2,503
Trevena, Inc. (a)(b)	499,321	734
uniQure B.V. (a)	531,200	29,848
Vertex Pharmaceuticals, Inc. (a)	577,100	97,518
Xencor, Inc. (a)	872,974	26,809
		1,055,191
Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp. (a)	1,329,900	49,366
DexCom, Inc. (a)	118,100	14,298
Intuitive Surgical, Inc. (a)	141,346	72,176
ViewRay, Inc. (a)(b)	1,050,700	7,313
		143,153
Health Care Providers & Services - 0.8%
Elanco Animal Health, Inc.	99,300	3,128
G1 Therapeutics, Inc. (a)	314,372	6,728
Humana, Inc.	258,017	65,900
National Vision Holdings, Inc. (a)	574,095	15,501
Neuronetics, Inc.	43,200	720
UnitedHealth Group, Inc.	306,400	71,413
		163,390
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	51,600	192
Teladoc Health, Inc. (a)(b)	190,400	10,830
		11,022
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	12,800	3,994
Thermo Fisher Scientific, Inc.	36,000	9,988
		13,982
Pharmaceuticals - 0.7%
Allergan PLC	25,800	3,793
AstraZeneca PLC:
(United Kingdom)	119,500	8,903
sponsored ADR	1,241,800	46,766
Bristol-Myers Squibb Co.	176,240	8,183
Collegium Pharmaceutical, Inc. (a)	636,600	8,868
Jazz Pharmaceuticals PLC (a)	145,500	18,882
Nektar Therapeutics (a)	619,700	19,843
The Medicines Company (a)	231,600	7,400
TherapeuticsMD, Inc. (a)(b)	382,900	1,646
Zogenix, Inc. (a)	274,600	10,707
		134,991

TOTAL HEALTH CARE		1,521,729

INDUSTRIALS - 1.9%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	203,488	41,512
Class C (a)(c)(d)	7,092	1,447
		42,959
Airlines - 0.4%
American Airlines Group, Inc.	265,632	9,079
Spirit Airlines, Inc. (a)	707,900	38,496
United Continental Holdings, Inc. (a)	421,600	37,463
Wheels Up Partners Holdings LLC Series B (a)(c)(d)(f)	1,760,377	2,764
		87,802
Commercial Services & Supplies - 0.5%
Copart, Inc. (a)	1,210,900	81,518
Evoqua Water Technologies Corp. (a)	261,500	3,562
Tomra Systems ASA	354,100	10,663
		95,743
Machinery - 0.1%
Deere & Co.	51,900	8,596
Professional Services - 0.0%
CoStar Group, Inc. (a)	4,800	2,382
Recruit Holdings Co. Ltd.	70,900	2,119
		4,501
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	218,091	20,605
Knight-Swift Transportation Holdings, Inc. Class A	473,000	15,775
Lyft, Inc.	1,237,519	66,603
Norfolk Southern Corp.	99,000	20,198
		123,181
Trading Companies & Distributors - 0.1%
HD Supply Holdings, Inc. (a)	274,200	12,528

TOTAL INDUSTRIALS		375,310

INFORMATION TECHNOLOGY - 41.3%
Communications Equipment - 0.5%
Acacia Communications, Inc. (a)	149,000	8,624
Arista Networks, Inc. (a)	67,900	21,204
Cisco Systems, Inc.	986,500	55,195
Tencent Music Entertainment Group ADR (a)(b)	1,119,000	19,247
		104,270
IT Services - 4.3%
Akamai Technologies, Inc. (a)	637,300	51,022
Alliance Data Systems Corp.	35,900	5,748
FleetCor Technologies, Inc. (a)	18,000	4,697
Global Payments, Inc.	133,500	19,500
GoDaddy, Inc. (a)	1,254,000	102,201
MasterCard, Inc. Class A	288,700	73,399
Netcompany Group A/S (e)	72,500	2,586
PayPal Holdings, Inc. (a)	2,561,800	288,894
Shopify, Inc. Class A (a)	458,051	111,376
Total System Services, Inc.	23,600	2,413
Visa, Inc. Class A	767,600	126,216
Wix.com Ltd. (a)	420,200	56,374
Worldpay, Inc. (a)	117,400	13,760
		858,186
Semiconductors & Semiconductor Equipment - 11.7%
Analog Devices, Inc.	896,300	104,186
Applied Materials, Inc.	3,197,100	140,896
ASML Holding NV	493,065	102,962
ASML Holding NV (Netherlands)	32,000	6,659
Broadcom, Inc.	635,266	202,269
Intel Corp.	1,167,300	59,579
KLA-Tencor Corp.	93,700	11,945
Lam Research Corp.	870,100	180,485
Marvell Technology Group Ltd.	10,279,136	257,184
Microchip Technology, Inc. (b)	140,700	14,055
Micron Technology, Inc. (a)	2,550,344	107,267
NVIDIA Corp.	2,769,401	501,262
NXP Semiconductors NV	1,715,600	181,202
Qorvo, Inc. (a)	379,800	28,717
Qualcomm, Inc.	3,557,676	306,423
Skyworks Solutions, Inc.	558,000	49,204
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,489,200	109,077
		2,363,372
Software - 15.7%
2U, Inc. (a)	260,841	15,781
Adobe, Inc. (a)	1,248,800	361,215
Atom Tickets LLC (a)(c)(d)(f)	516,103	1,079
Autodesk, Inc. (a)	877,520	156,383
Black Knight, Inc. (a)	1,046,100	59,021
Cadence Design Systems, Inc. (a)	237,300	16,464
Carbon Black, Inc.	30,000	412
Cardlytics, Inc. (a)	54,632	852
Dataminr, Inc. Series E (c)(d)	950,001	19,865
Dropbox, Inc. Class A (a)	215,316	5,249
HIVE Blockchain Technologies Ltd. (a)(b)	2,809,100	1,006
HIVE Blockchain Technologies Ltd. warrants 11/14/19 (a)	2,163,600	32
HubSpot, Inc. (a)	240,180	44,311
Intuit, Inc.	560,300	140,669
Microsoft Corp.	13,974,499	1,825,065
Nutanix, Inc.:
Class A (a)	465,790	20,117
Class B (a)(e)	311,503	13,454
Parametric Technology Corp. (a)	53,500	4,840
Paylocity Holding Corp. (a)	181,900	17,562
Pivotal Software, Inc.	2,623,245	56,924
Pluralsight, Inc.	205,100	7,279
Proofpoint, Inc. (a)	121,300	15,213
Salesforce.com, Inc. (a)	1,537,048	254,151
ServiceNow, Inc. (a)	13,300	3,611
StoneCo Ltd. Class A (a)(b)	1,167,000	33,598
Talend SA ADR (a)	1,194,500	59,223
Tanium, Inc. Class B (a)(c)(d)	392,200	3,410
Workday, Inc. Class A (a)	136,900	28,151
		3,164,937
Technology Hardware, Storage & Peripherals - 9.1%
Apple, Inc.	8,770,760	1,760,028
Samsung Electronics Co. Ltd.	1,825,780	71,917
		1,831,945

TOTAL INFORMATION TECHNOLOGY		8,322,710

MATERIALS - 0.1%
Chemicals - 0.1%
CF Industries Holdings, Inc.	177,700	7,957
FMC Corp.	50,880	4,023
LG Chemical Ltd.	43,715	13,558
		25,538
Metals & Mining - 0.0%
Livent Corp.	47,588	513

TOTAL MATERIALS		26,051

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	360,500	70,406
Ant International Co. Ltd. Class C (c)(d)	6,818,398	41,933
Crown Castle International Corp.	152,400	19,169
Equinix, Inc.	42,800	19,461
		150,969
TOTAL COMMON STOCKS
(Cost $12,601,274)		19,703,529

Preferred Stocks - 2.2%
Convertible Preferred Stocks - 2.1%
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (a)(c)(d)	2,113,909	2,706
CONSUMER DISCRETIONARY - 0.3%
Internet & Direct Marketing Retail - 0.3%
One Kings Lane, Inc. Series E (Escrow) (a)(c)(d)	648,635	259
Reddit, Inc.:
Series B (a)(c)(d)	1,337,584	29,007
Series C (a)(c)(d)	300,673	6,520
Series D (c)(d)	929,200	20,151
The Honest Co., Inc. Series D (a)(c)(d)	75,268	3,444
		59,381
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Roofoods Ltd. Series F (a)(c)(d)	93,930	51,507
FINANCIALS - 0.0%
Insurance - 0.0%
Clover Health Series D (a)(c)(d)	620,983	5,823
HEALTH CARE - 0.3%
Biotechnology - 0.2%
23andMe, Inc.:
Series E (a)(c)(d)	1,817,170	23,351
Series F (a)(c)(d)	683,367	8,781
		32,132
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (a)(c)(d)	4,342,250	31,029
TOTAL HEALTH CARE		63,161
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(c)(d)	62,037	12,656
Series H (a)(c)(d)	65,670	13,397
		26,053
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(c)(d)	335,546	1,107
Road & Rail - 0.5%
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)(d)	2,234,768	94,531
Series E, 8.00% (a)(c)(d)	148,620	6,287
		100,818
TOTAL INDUSTRIALS		127,978
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.0%
Starry, Inc. Series B (a)(c)(d)	1,811,120	2,590
IT Services - 0.0%
AppNexus, Inc.:
Series E (Escrow) (a)(c)(d)	1,416,796	1,367
Series F (Escrow) (a)(c)(d)	90,913	112
		1,479
Software - 0.5%
Cloudflare, Inc. Series D, 8.00% (a)(c)(d)	395,787	4,979
Dataminr, Inc. Series D (a)(c)(d)	2,219,446	46,409
Delphix Corp. Series D (a)(c)(d)	427,177	3,520
Jello Labs, Inc. Series C (a)(c)(d)	302,678	0
Jet.Com, Inc. Series B1 (Escrow) (a)(c)(d)	4,896,249	222
Taboola.Com Ltd. Series E (a)(c)(d)	1,918,392	43,720
		98,850
TOTAL INFORMATION TECHNOLOGY		102,919
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
WeWork Companies, Inc.:
Series E (a)(c)(d)	269,091	14,531
Series F (a)(c)(d)	14,513	784
		15,315

TOTAL CONVERTIBLE PREFERRED STOCKS		428,790

Nonconvertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (c)(d)	30,303	12,748
TOTAL PREFERRED STOCKS
(Cost $296,072)		441,538

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 2.49% (g)	47,658,704	47,668
Fidelity Securities Lending Cash Central Fund 2.49% (g)(h)	149,935,008	149,950
TOTAL MONEY MARKET FUNDS
(Cost $197,618)		197,618
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $13,094,964)		20,342,685
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(173,457)
NET ASSETS - 100%		$20,169,228

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Percentages shown as 0.0% in the Schedule of Investments may reflect amounts less than 0.05%.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $554,345,000 or 2.7% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,417,000 or 0.1% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$19,675
23andMe, Inc. Series F	8/31/17	$9,488
Altiostar Networks, Inc. Series A1	1/10/17	$9,724
Ant International Co. Ltd. Class C	5/16/18	$38,251
AppNexus, Inc. Series E (Escrow)	8/1/14 - 9/17/14	$2,554
AppNexus, Inc. Series F (Escrow)	8/23/16	$213
Atom Tickets LLC	8/15/17	$3,047
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$10,011
Cloudflare, Inc. Series D, 8.00%	11/5/14	$2,424
Clover Health Series D	6/7/17	$5,823
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$28,298
Dataminr, Inc. Series E	7/28/17 - 5/21/18	$14,368
Delphix Corp. Series D	7/10/15	$3,845
Jello Labs, Inc. Series C	12/22/16	$4,899
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	$0
Mulberry Health, Inc. Series A8	1/20/16	$29,331
One Kings Lane, Inc. Series E (Escrow)	1/29/14	$401
Reddit, Inc. Series B	7/26/17	$18,989
Reddit, Inc. Series C	7/24/17	$4,743
Reddit, Inc. Series D	2/4/19	$20,151
Roofoods Ltd. Series F	9/12/17	$33,211
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$21,156
Space Exploration Technologies Corp. Class C	9/11/17	$957
Space Exploration Technologies Corp. Series G	1/20/15	$4,805
Space Exploration Technologies Corp. Series H	8/4/17	$8,865
Starry, Inc. Series B	12/1/16	$980
Taboola.Com Ltd. Series E	12/22/14	$20,000
Tanium, Inc. Class B	4/21/17	$1,947
The Honest Co., Inc. Series D	8/3/15	$3,444
Turn, Inc. (Escrow)	4/11/17	$719
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$34,668
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$4,952
WeWork Companies, Inc. Series E	6/23/15	$8,850
WeWork Companies, Inc. Series F	12/1/16	$728
Wheels Up Partners Holdings LLC Series B	9/18/15	$5,016
YourPeople, Inc. Series C	5/1/15	$5,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,065
Fidelity Securities Lending Cash Central Fund	2,029
Total	$3,094

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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